Expense Example {- Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund} - NF_12.31 Fidelity Series 0-5 & 5+ Year Inflation-Protected Bond Index Funds Series Combo PRO -01 - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Aug. 04, 2021 USD ($)
Expense Example:
1 year	none
3 years	none